Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Compensation
Note 20:        Share‑Based Compensation

a. Expense recognized in the financial statements:

The expenses recognized for services received from employees and directors is as follows:

	Year ended December 31
	2021	2020	2019
Cost of revenues	153	115	226
Research and development	333	179	375
Selling and marketing	-	3	40
General and administrative	1,187	1,025	593

Total share-based compensation	1,673	1,322	1,234

b.        Share-based payment plan for employees and directors:

The Company has granted options and restricted stock units ("RSUs") for total of 3,863,089 ordinary shares.

As of December 31, 2021, 490,927 ordinary shares of the Company were still available for future grant.

Any options or RSUs, which are forfeited or not exercised before expiration, become available for future grants.

Options granted under the Company's 2003 Israeli Share Option Plan ("Plan") are exercisable in accordance with the terms of the Plan, within 5-10 years from the date of grant, against payment of an exercise price or cashless exercise. The options generally vest over a period of 3-4 years.

In March 2014, the Company adopted and obtained shareholder approval for its 2014 Equity Incentive Plan (the “2014 Plan”).

Options and RSU's granted under the Company's 2014 Plan are exercisable in accordance with the terms of the Plan. Options are exercisable within 5-10 years from the date of grant, against payment of an exercise price or cashless exercise and share units are granted immediately upon vesting of the RSU's. The options and the RSU's generally vest over a period of 1-4 years.

c. Share options activity:

The following table lists the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors

	2021		2020		2019
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding Options at beginning of year	3,597,811	6.55	2,334,432	9.18	2,313,249	9.31
Options Granted	377,790	5.36	1,274,379	1.43	95,000	4.45
Options Exercised	(3,750)	2.88	-	-	-	-
Options Forfeited and/or expired	(210,833)	8.13	(11,000)	7.19	(73,817)	5.17

Outstanding options and at end of year	3,761,018	6.35	3,597,811	6.55	2,334,432	9.18

Option's Exercisable at end of year	2,335,325	8.34	1,952,014	9.98	1,753,803	4.76

The following table summarizes information about share options outstanding as of December 31, 2021:

	Options outstanding as of December 31, 2021
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

1.75-5.36	2,307,469	6.19	3.29
6.02- 9.58	642,249	3.68	9.01
12.89 - 13.76	811,300	1.92	12.93
Total	3,761,018	4.84	6.35

The following table summarizes information about RSU's outstanding:

	RSU's 2021	RSU's 2020	RSU's 2019

Outstanding at beginning of year	74,587	108,544	95,833
Granted	62,947	-	36,667
Forfeited	(1,505)	-	-
Vested	(33,958)	(33,958)	(23,956)

Outstanding at the end of the period	102,071	74,587	108,544

The fair value of the options and RSU's granted to employees and directors at the grant date for the years ended December 31, 2019, 2020 and 2021 was $441 ,$1,819 and $1,392 respectively.

The options and RSU’s of the Company are managed by a trustee.

1.
On March 24, 2019, the Company granted to its incoming CEO and chairman of the board 60,000 options (40,000 and 20,000 respectively) to purchase ordinary shares, for an exercise price of $ 4.92 per share, and 30,000 RSU's (20,000 and 10,000 respectively), under the "2014 Share Incentive Plan". The options are exercisable in accordance with the terms of the plan and will vest over three-four years. The fair value of the options and RSU's granted, as of the grant date, was estimated at approximately $164 and $158, respectively. On May 2, 2019, the general meeting of the Company approved the abovementioned grants.

2.
On June 6, 2019, the Company granted to its incoming CFO 40,000 options to purchase ordinary shares, for an exercise price of $ 3.84 per share, and 6,667 RSU's, under the "2014 Share Incentive Plan". The options are exercisable in accordance with the terms of the plan and will vest over four years. The fair value of the options and RSU's granted, as of the grant date, was estimated at approximately $93 and $26, respectively.

3.
On April 23, 2020, the Company's Board of Directors approved the grant of 1,274,379 options to purchase ordinary shares under the "2014 Share Incentive Plan", for an exercise price of $ 1.75 per share to its employees, managments and  board members of the Company. The fair value of the options granted, as of the grant date, was estimated at approximately $1,819.

4.
On March 4, 2021, the Company's Board of Directors approved the grant of: (a) 238,090 options to purchase ordinary shares and 39,682 RSU's under the "2014 Share Incentive Plan" to its CEO, officers and board members of the Company at a fair value of $663 and $196, respectively, and (b) 139,700 options to purchase ordinary shares and 23,265 RSU's under the "2014 Share Incentive Plan" to its employees at a fair value of $417 and $116, respectively. The options are exercisable for an exercise price of $ 5.36 per share.

d.         The fair value of the Company's share options granted to employees and directors for the years ended December 31, 2019, 2020 and 2021 was estimated using the binomial option pricing models using the following assumptions:

	December 31
	2021	2020	2019

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	55-78	51-71	41-53
Risk-free interest rate (%)	0.1-1.5	0.2-0.9	1.85-2.45
Early exercise factor (%)	100-150	100-150	150
Weighted average share prices (Dollar)	2.88	2.43	4.83

Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility (based on the weighted average volatility of the Company’s shares, over the expected term of the options), expected term of the options (based on general option holder behavior and expected share price), expected dividends, and the risk-free interest rate (based on government debentures).